Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 19,064,443	$ 19,326,807	$ 19,708,371	$ 19,981,185	$ 20,007,061	$ 19,763,001	$ 19,395,063	$ 19,530,534	$ 78,080,806	$ 78,695,659	$ 76,496,106
Cost of goods sold	18,350,626	18,658,941	19,028,630	19,407,923	19,411,228	19,130,042	18,727,657	18,967,755	75,446,120	76,236,682	74,217,685
Gross profit	713,817	667,866	679,741	573,262	595,833	632,959	667,406	562,779	2,634,686	2,458,977	2,278,421
Operating expenses:
Distribution, selling and administrative	329,138	303,812	262,421	257,185	298,883	293,701	281,261	264,177	1,152,556	1,138,022	1,112,864
Depreciation	31,550	29,552	26,603	25,123	24,314	22,760	21,116	20,570	112,828	88,760	67,007
Amortization	6,944	5,981	4,630	3,992	3,273	3,060	3,102	3,167	21,547	12,602	12,494
Employee severance, litigation and other	27,419	4,135	9,027	3,559	23,567	0	0	0	44,140	23,567	(4,482)
Intangible asset impairments	0	0	0	0	6,506	0	0	0	0	6,506	3,200
Operating income	318,766	324,386	377,060	283,403	239,290	313,438	361,927	274,865	1,303,615	1,189,520	1,087,338
Other (income) loss	(910)	(4,785)	(131)	(1)	(2,870)	62	(142)	(1,667)	(5,827)	(4,617)	3,372
Interest expense, net	23,137	23,771	23,375	22,286	19,693	18,505	18,935	19,015	92,569	76,148	71,790
Income from continuing operations before income taxes	296,539	305,400	353,816	261,118	222,467	294,871	343,134	257,517	1,216,873	1,117,989	1,012,176
Income taxes	106,090	115,223	134,673	99,526	78,648	113,122	130,893	97,831	455,512	420,494	385,237
Income from continuing operations	190,449	190,177	219,143	161,592	143,819	181,749	212,241	159,686	761,361	697,495	626,939
(Loss) income from discontinued operations, net of income tax expense of $4,841, $3,523, and $5,784 for fiscal 2012, 2011, and 2010, respectively	(26,955)	(8,906)	(7,038)	524	3,505	2,670	2,140	814	(42,375)	9,129	9,809
Net income	$ 163,494	$ 181,271	$ 212,105	$ 162,116	$ 147,324	$ 184,419	$ 214,381	$ 160,500	$ 718,986	$ 706,624	$ 636,748
Basic earnings per share:
Continuing operations	$ 0.78	$ 0.75	$ 0.85	$ 0.63	$ 0.54	$ 0.66	$ 0.77	$ 0.58	$ 3.01	$ 2.56	$ 2.22
Discontinued operations	$ (0.11)	$ (0.04)	$ (0.03)	$ 0	$ 0.01	$ 0.01	$ 0.01		$ (0.17)	$ 0.03	$ 0.03
Rounding		$ 0.01							$ 0	$ 0	$ 0.01
Total	$ 0.67	$ 0.72	$ 0.82	$ 0.63	$ 0.55	$ 0.67	$ 0.78	$ 0.58	$ 2.84	$ 2.59	$ 2.26
Diluted earnings per share:
Continuing operations	$ 0.77	$ 0.74	$ 0.84	$ 0.61	$ 0.53	$ 0.65	$ 0.76	$ 0.57	$ 2.96	$ 2.51	$ 2.18
Discontinued operations	$ (0.11)	$ (0.03)	$ (0.03)		$ 0.01	$ 0.01	$ 0.01		$ (0.16)	$ 0.03	$ 0.03
Rounding				$ 0.01					$ 0	$ 0.00	$ 0.01
Total	$ 0.66	$ 0.71	$ 0.81	$ 0.62	$ 0.54	$ 0.66	$ 0.77	$ 0.57	$ 2.80	$ 2.54	$ 2.22
Weighted average common shares outstanding:
Basic									252,906	272,471	282,258
Diluted									256,903	277,717	287,246